Dec. 30, 2025
CAPITAL INCOME BUILDER
Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

The fund’s secondary objective is to provide growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 87 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.11	0.11	0.10	0.17	0.15	0.04	0.15
Total annual fund operating expenses	0.58	1.33	0.57	0.64	0.37	0.26	0.60

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.15	0.12	0.15	0.22	0.13	0.09	0.13
Total annual fund operating expenses	1.37	0.84	0.62	0.69	0.35	0.31	1.35

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.08	0.04
Total annual fund operating expenses	1.35	1.06	0.91	0.61	0.41	0.30	0.26

*  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$631	$235	$307	$65	$38	$27	$409	$239	$86	$312	$70	$36	$32	$137
3 years	750	421	428	205	119	84	535	434	268	444	221	113	100	428
5 years	880	729	560	357	208	146	673	750	466	587	384	197	174	739
10 years	1,259	1,395	946	798	468	331	1,074	1,150	1,037	1,005	859	443	393	1,624

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$108	$93	$62	$42	$31	$27		1 year	$135	$139
3 years	428	337	290	195	132	97	84		3 years	421	434
5 years	739	585	504	340	230	169	146		5 years	729	750
10 years	1,624	1,294	1,120	762	518	381	331		10 years	1,395	1,150

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$108	$93	$62	$42	$31	$27		1 year	$135	$139
3 years	428	337	290	195	132	97	84		3 years	421	434
5 years	739	585	504	340	230	169	146		5 years	729	750
10 years	1,624	1,294	1,120	762	518	381	331		10 years	1,395	1,150

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 11.37% (quarter ended December 31, 2022)

Lowest -15.42% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 16.96%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	10.48%	6.03%	5.76%	5.87%
− After taxes on distributions		8.78	4.83	4.60	N/A
− After taxes on distributions and sale of fund shares		7.08	4.43	4.28	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	7/30/1987	3.92%	4.54%	4.92%	8.42%
C	3/15/2001	8.44	5.00	4.89	6.45
F-1	3/15/2001	10.17	5.73	5.47	6.68
F-3	1/27/2017	10.61	6.14	N/A	6.67
529-A (with maximum sales charge)	2/19/2002	6.35	5.00	5.10	6.59
529-C	2/20/2002	8.39	4.96	5.08	6.55
529-E	3/1/2002	9.96	5.52	5.24	6.40
529-F-1	9/17/2002	10.39	5.94	5.69	7.14
529-F-2	10/30/2020	10.50	N/A	N/A	9.48
529-F-3	10/30/2020	10.54	N/A	N/A	9.51
R-1	6/11/2002	9.41	4.98	4.71	5.75
R-2	5/31/2002	9.41	4.98	4.72	5.68
R-2E	8/29/2014	9.73	5.28	5.03	4.77
R-3	6/4/2002	9.89	5.45	5.18	6.19
R-4	5/20/2002	10.22	5.77	5.50	6.50
R-5E	11/20/2015	10.44	5.98	N/A	6.40
R-5	5/15/2002	10.56	6.09	5.82	6.82
R-6	5/1/2009	10.61	6.13	5.87	8.17

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.49%	10.06%	9.23%	7.72%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	12.43	7.09	7.02	6.50
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.77
Class F-2 annualized 30-day yield at October 31, 2025: 3.09% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.